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October 12, 2006

Ms Sara D. Kalin
Branch Chief-Legal
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:  Art Design, Inc. (the Company)
    Form SB-2 Registration Statement
    File Number: 333-136012

Dear Ms. Kalin;

This is in response to your September 25, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Registration Statement on Form SB-2

General

1. Your comment has been noted. This is to confirm that the only changes made were in response to your comments or were highlighted in redlines available for your review. Please note that we will provide you with an electronic version which shows all redlined changes from the original Form SB-2 filing.

2. The Company has filed the revised form of escrow agreement.

Summary of Prospectus, page 5

3. The Company has provided evidence of the required changes.

Risk Factors, page 6

4. The Company has made the required clarification.

5. The Company has added the required additional risk factor.

We may need to raise additional funds…page 8

6. The Company has provided the additional disclosures.

Because our current officers and directors… a conflict of interest, page 8

7. The Company has made the additional disclosures.

8. The Company has made the required clarification.

Use of Proceeds, page 11

9. The Company has deleted provision.

Plan of Distribution, page 14

10. The Company has provided evidence of the required changes.

11. The Company has made the requested change.

Description of Our Business, page 19

12. The Company has provided additional disclosure.

Results of Operations, page 23

13. The Company has made the appropriate revisions. Please note that we have added comparative financial information for June, 2005.

14. The Company has provided additional information to reconcile the disclosure.

Liquidity and Capital Resources, page 24

15. Your comment has been noted. The Company has provided additional clarification.

Plan of Operation, page 24

16. The Company has made the appropriate revisions.

Undertakings

17. The Company has made the appropriate revisions.

Exhibit 23, Consent of Independent Accountant

18. The Company has provided the revision.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner